Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases

NOTE 6 – Leases

Operating Lease obligations

Effective January 1, 2019, the Company adopted new guidance for the accounting and reporting of leases. The Company has two real estate leases classified as operating leases (one on Spain and one in the UK). No additional leases were entered into during 2019.

The UK lease was for our head office in Leeds, England. The premises comprise office space and parking and are for a ten-year term which commenced in May 2017. A tenant lease break clause is available in May 2022 which has not been included in the lease calculations as there is no indication that this would be executed. Lease escalation costs have been included on a fixed rate basis as a practical expedient. The lease includes a provision to return the premises to their original condition on exit, as such an asset retirement obligation has been included in other liabilities of $165 and $136 at December 31, 2020 and 2019, respectively.

The Spanish lease relates to our manufacturing premises in Leon, Spain. The agreement is for a ten-year term which commenced in April 2016 and includes a tenant lease break clause that can be executed after providing six months’ written notice at any point five years from the commencement date, again this break clause has not been included in the lease value as there is no evidence that this will be executed. Lease escalation cost have also been included on a fixed rate basis as a practical expedient. The lease includes the requirement to make certain repairs and as such an asset retirement obligation has been included in other liabilities at $38 and $29 at December 31, 2020 and 2019, respectively.

The existing leases are considered net leases as their non-lease components, such as common area maintenance, are paid separately from rent and based on actual costs incurred. Therefore, such variable non-lease components were not included in the right-of-use asset and liability and are reflected as expenses in the periods incurred.

Operating lease cost was $311 and $307 for the years ended December 31, 2020 and 2019, respectively. Cash paid for amounts included in the measurement of operating lease liabilities was $301 and $262 for the years ended December 31, 2020 and 2019, respectively. Short term lease cost was $174 and $199 for the years ended December 31, 2020 and 2019, respectively. Cash paid for short term leases was $155 and $169 for the years ended December 31, 2020 and 2019, respectively.

	December 31,	December 31,
	2020	2019
Assets
Right of use assets	$1,129	$1,251
Liabilities
Current portion of operating lease liabilities	94	75
Long term operating lease liabilities, net	1,092	1,229
	$1,186	$1,304
Weighted-average remaining lease term (years)	6	7
Weighted-average discount rate	13.6%	13.6%

Maturities of operating leases liabilities are as follows:

December 31,
2020
2021	$318
2022	320
2023	336
2024	339
2025	340
Thereafter	262
Total lease payments	1,915
Less: Imputed interest	(729)
$1,186